Borrowing Arrangements	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Borrowing Arrangements

5. Borrowing Arrangements

On September 23, 2014, the Company entered into a Share Purchase Agreement with Joseph W. Beyers, the Company’s Chairman and Chief Executive Officer, pursuant to which the Company agreed to issue Mr. Beyers up to 23,364 shares of our common stock, at a purchase price of $21.40 per share for aggregate consideration to us of up to $500,000. Pursuant to the terms of such agreement and concurrently with the execution of the agreement, Mr. Beyers made an initial payment of $300,000 to the Company towards the aggregate purchase price. The shares were only to be issued if we did not obtain $6 million or more in debt financing within 10 business days of the execution of the agreement. As a result of the Fortress Agreement the Company was required to return the $300,000 in cash previously prepaid by Mr. Beyers and the Company will not issue any securities as a result of the Share Purchase Agreement. During the year ended December 31, 2015, the Company’s Board of Directors approved the application of $100,000 of this amount towards the purchase of shares of the Company’s common stock at a price per share equal to the greater of $4.60 per share or a 15% premium to the market price. As a result, on June 26, 2015, the Company sold 21,740 shares of previously unissued common stock at a price of $4.60 per share to the Chief Executive Officer. As of June 30, 2016, repayments of $150,000 have been made to the Chief Executive Officer and the remaining balance of $50,000 was canceled and credited to additional paid-in capital as of June 30, 2016.
On October 1, 2014 the Company and its wholly-owned subsidiary, Inventergy, Inc., entered into the Revenue Sharing and Note Purchase Agreement with entities affiliated with Fortress Investment Group, LLC, including a Note Purchaser (as defined below) who also serves as collateral agent (the “Collateral Agent”) and a Revenue Participant (as defined below). On February 25, 2015, the Company, Inventergy, Inc. and Fortress entered into the Amended and Restated Revenue Sharing and Note Purchase Agreement (the “Amended Fortress Agreement”). Pursuant to the Fortress Agreement, the Company issued an aggregate of $12,199,500 in notes (the “Original Fortress Notes”) to the purchasers identified in the Fortress Agreement (the “Note Purchasers”). As a result of the issuance of the Original Fortress Notes and the sale of the Fortress Shares (as defined below), after the payment of all purchaser-related fees and expenses relating to the issuance of the Original Fortress Notes and Fortress Shares, the Company received net proceeds of $11,137,753 (less issuance costs of $476,868). The Company used the net proceeds to pay off the Secured Convertible Notes and other indebtedness and for general working capital purposes. The unpaid principal amount of the Fortress Notes bears cash interest equal to LIBOR plus 7%. In addition, a 3% per annum paid-in-kind (“PIK”) interest will be paid by increasing the principal amount of the Fortress Notes by the amount of such interest. The PIK interest shall be treated as principal of the Fortress Notes for all purposes of interest accrual or calculation of any premium payment. In connection with the execution of the Fortress Agreement, on October 1, 2014, the Company paid to the Note Purchasers a structuring fee equal to $385,000. This was accounted for as a discount on notes payable.
The principal of the Fortress Notes and all unpaid interest thereon or other amounts owing hereunder are due in full in cash by the Company on September 30, 2017 (the “Maturity Date”). The Company may prepay the Fortress Notes in whole or in part. In addition, upon the earlier of the date on which the all obligations of the Fortress Notes are paid in full, or become due the Company will pay to the Note Purchasers a termination fee equal to $853,965. This was accounted for as a discount on notes payable. As of June 30, 2016, the Company has repaid $3,787,017 of the Fortress Notes.
Upon receipt of any revenues generated from the monetization of the Patents (the “Monetization Revenue”) from the patents identified in the Fortress Agreement (the “Patents”), the Company is required to apply, towards its obligations pursuant to the Fortress Notes, 100% of the difference between (a) any revenues generated from the Monetization Revenue less (b) any litigation or licensing related third party expenses (including fees paid to the original patent owners) reasonably incurred by the Company to earn Monetization Revenue, subject to certain limits (such difference defined as “Monetization Net Revenues”).
Pursuant to the Amended Fortress Agreement, the Company granted to the purchasers identified in the Fortress Agreement (the “Revenue Participants”) a right to receive a portion of the Company’s Monetization Revenues totaling $11,284,538 (the “Revenue Stream”). The Revenue Participants will not receive any portion of the Revenue Stream until all obligations under the Original Fortress Notes are paid in full. Following payment in full of the Original Fortress Notes, the Company will pay to the Revenue Participants their proportionate share of the Monetization Net Revenues. The Revenue Participant’s proportionate share is equal to 75% of Monetization Net Revenues until $5,000,000 has been paid to the Revenue Participants, then 50% of Monetization Net Revenues until the remaining $6,284,538 has been paid to the Revenue Participants. All Revenue Stream Payments will be payable on a monthly basis in arrears. The rights of the Revenue Participants to the Revenue Stream are secured by all of the Company’s current patent assets and the Cash Collateral Account, in each case junior in priority to the rights of the Note Purchasers. In connection with the Revenue Participants’ right to receive a portion of the Company’s Monetization Revenues, the Company has recorded a net liability of $3,948,153, which represents the amount of the expected Monetization Revenues, discounted 18% over the expected life of the revenue share agreement. In conjunction with the most recent amendment to the Amended Fortress Agreement dated March 1, 2016, the Company determined that the change in expected cash flows was greater than 10% as compared to the previous agreement and, therefore, a debt extinguishment was deemed to have occurred. When recording the new present value of the debt and revenue share, which was computed using a discount rate of 18%, a gain on debt extinguishment of $2,434,661 was recognized in the three-month period ended March 31, 2016.
As part of the Fortress Agreement, the Company and the Collateral Agent entered into a Patent License Agreement (the “Patent License Agreement”) under which the Company agreed to grant to the Collateral Agent a non-exclusive, royalty-free, worldwide license to certain of its Patents (the “Licensed Patents”), which can only be used by the Collateral Agent following an occurrence and during the continuance of an event of default of the Fortress Agreement. When the Original Fortress Notes and Revenue Stream are paid in full, the Patent License Agreement will terminate.
As part of the transaction, the Company granted the Note Purchasers and Revenue Participants a first priority security interest in all of the Company’s currently owned patent assets and all proceeds thereof, as well as a general security interest in all of the assets of the Company and its subsidiaries. The Note Purchasers and Revenue Participants do not have a security interest in any future patent purchases made by the Company.
Under the Fortress Agreement, the Company is required to make monthly amortization payments (the “Amortization Payments”) in an amount equal to (x) the then outstanding principal amount divided by (y) the number of months left until the Maturity Date. Such Amortization Payments were originally due to commence on the last business day of October 2015, but were deferred to the last business day of June 2016 by amendments to the Fortress Agreement. In addition, the Company is required to maintain a minimum of $1,000,000 in cash reserves. Failure to maintain that minimum cash balance constitutes an event of default under the Fortress Agreement. If we were to default under the Fortress Agreement and were unable to obtain a waiver for such a default, interest on the obligations would accrue at an increased rate. In the case of a default, Fortress could accelerate our obligations under the Fortress Agreement. On March 29, 2016, the Company and Fortress entered into an additional amendment to the Fortress Agreement (the “Third Amendment”), pursuant to which, among other terms, Amortization Payments were not required for a four-month period and were due to re-commence on the last business day of June 2016, and the requirement to maintain a minimum in cash reserves was reduced from $1,000,000 to $200,000 for the same four-month period, increasing to $1,000,000 effective July 1, 2016. The Company did not remit monthly amortization payments to Fortress which were due on June 30, 2016 and July 31, 2016, nor did we maintain a minimum cash balance of $1 million during this time. The Company entered into discussions with Fortress for an amendment to the Fortress Agreement and, as of August 15, 2016, we and Fortress have agreed in principle to an additional amendment to the Fortress Agreement (the “Fourth Amendment”) pursuant to which monthly amortization payments and the requirement to maintain a minimum cash balance requirement of $1 million are deferred until September 30, 2016. In addition, the Fourth Amendment will provide financial incentives to the Company if the Revenue Stream is paid in full on or prior to December 31, 2016. In consideration for the Fourth Amendment, the Company will grant to Fortress 1,000,000 warrants for the purchase of common stock at an exercise price of $2.005 per share. The Fourth Amendment is expected to be signed by August 31, 2016.
Future debt payments owed under the Fortress Agreement are as follows:

Years ending December 31:
2016	$3,627,398
2017	5,545,221
Total	$9,172,619

Unregistered Sales of Equity Securities.

In connection with the execution of the Fortress Agreement, the Company issued 50,000 shares of its common stock at $20.00 per share to the Revenue Participants (the “Fortress Shares”) for an aggregate purchase price of $1,000,000. The Fortress Shares were issued pursuant to a subscription agreement dated October 1, 2014. The shares were issued by the Company under an exemption from registration afforded by Section 4(a)(2) of the Securities Act and Regulation D promulgated thereunder, as they were issued to accredited investors, without a view to distribution, and were not issued through any general solicitation or advertisement. In addition, the Company issued to Fortress seven-year warrants for the purchase of 50,000 shares of common stock at an exercise price of $11.40 per share. As part of an amendment to the Fortress Agreement dated November 30, 2015, the exercise price of these warrants was changed to $2.54 per share.
In connection with the closing of the transactions contemplated by the Fortress Agreement, the Company paid a closing fee of $330,000. As discussed in Note 6, the Company also issued a five-year warrant to purchase 24,750 shares of common stock at an exercise price of $20.00 to National Securities Corporation, who acted as advisor to the Company with respect to the transaction. The warrant meets the requirements to be accounted for as an equity warrant. The Company estimated the fair value of the warrant to be $153,759, using the Black-Scholes option pricing model. The fair value of the warrant as of November 1, 2014 was estimated using the following assumptions:

Expected volatility	60%
Risk free rate	1.62%
Dividend yield	0%
Expected term (in years)	5.00
The assumptions utilized were derived in a similar manner as discussed in Note 7 related to the fair value of stock options.

6. Borrowing Arrangements

On May 10, 2013, the Company issued senior secured promissory notes (the “Senior Secured Notes” and as amended on March 26, 2014, the “Amended Secured Convertible Notes”) to a group of investors with an aggregate principal of $5,000,000 for proceeds of $4,950,000. In conjunction with the issuance of the Senior Secured Notes, proceeds of $50,000 were received in exchange for 5,000,000 shares of Series A-1 Preferred Stock. Also, on May 17, 2013, proceeds of $1,498,526 were received in exchange for shares of Series A-2 redeemable convertible preferred stock (“Series A-2 Preferred Stock”, and together with Series A-1 Preferred Stock, “Series A Preferred Stock”) to substantially the same investors. Total proceeds from the Senior Secured Notes, Series A-1 Preferred Stock and Series A-2 Preferred Stock were allocated to each instrument using the relative fair value method. The fair value allocated to the Senior Secured Notes was $2,557,111. On March 26, 2014, the Senior Secured Notes were amended and restated to allow for conversion to common stock and to amend the interest rate. In conjunction with the amendment, the Company recorded a loss on extinguishment of the Senior Secured Notes of $2,403,193 in the accompanying statements of operations.
On March 26, 2014, the Company issued certain secured convertible notes (the “New Secured Convertible Notes”) with an aggregate principal of $3,000,000 with similar terms and conditions as the Amended Secured Convertible Notes.
On October 1, 2014, the Company paid the holders of the Amended Secured Convertible Notes and the New Secured Convertible Notes (collectively, the “Secured Convertible Notes”) $8,000,000, plus interest of $187,351. In addition, the Company issued an aggregate of 180,403 shares of common stock to the note holders, who otherwise had the right to convert the existing notes into 150,817 shares of common stock of the Company until July 2018, as consideration for a waiver from such Secured Convertible Note holders in order for the Company to prepay the remaining outstanding principal and interest on the Secured Convertible Notes. As a result of the issuance of shares, the Company recorded a loss on extinguishment of $3,240,414. Immediately following the prepayment of the Secured Convertible Notes and the issuance of the shares, the Secured Convertible Notes were deemed paid in full.
Amortization of the discount on Secured Convertible Notes payable was $185,474 for the twelve months ended December 31, 2014 and was included in interest expense in the accompanying statements of operations. This amount was computed using the straight line method over the note term and was not materially different than the effective interest method.
On December 19, 2013 and December 31, 2013, the Company issued promissory notes (the “December 2013 Notes”) to the Company’s Chief Executive Officer, a related party, for $3,000,000 and $100,000 totaling an aggregate principal of $3,100,000. The Company also incurred a loan origination fee of $60,000 upon issuance of the December 2013 Notes. The December 2013 Notes, originally scheduled to mature in February 2014, were extended to August 31, 2014 and bore interest at 2% per annum. On January 14, 2014, the Company fully repaid the $100,000 unsecured related party note as part of the December 2013 Notes. The $3,000,000 note was secured by certain patent assets of the Company and all principal and accrued but unpaid interest on the December 2013 Notes was due upon maturity.
On February 10, 2014, the Company obtained an unsecured promissory note receivable (the “Note Receivable”) from the Company’s Chief Executive Officer, a related party, with an aggregate principal of $3,000,000. The Note Receivable which matured on August 31, 2014 bore interest at 2% per annum. All principal and accrued but unpaid interest was receivable upon maturity. The Note Receivable included a full right of offset with the December 2013 Notes. The Company’s board of directors, excluding the Chief Executive Officer’s vote, approved the Note Receivable prior to issuance. Effective February 11, 2014, the December 2013 Notes and Note Receivable were fully offset and deemed paid.
On August 1, 2014, the Company obtained an unsecured promissory note payable (the “FRB Note”) from First Republic Bank with an aggregate principal of $500,000. The FRB Note, which was to mature on November 1, 2014, bore interest at 1.3% per annum. All principal and accrued, but unpaid interest, was payable upon maturity. The FRB Note was collateralized by a deposit account of the Company’s Chief Executive Officer, a related party. The FRB Note was repaid in full on October 3, 2014.
On September 23, 2014, the Company entered into a Share Purchase Agreement with Joseph W. Beyers, the Company’s Chairman and Chief Executive Officer, pursuant to which the Company agreed to issue to Mr. Beyers up to 23,364 shares of our common stock, at a purchase price of $21.40 per share for aggregate consideration to us of up to $500,000. Pursuant to the terms of such agreement and concurrently with the execution of the agreement, Mr. Beyers made an initial payment of $300,000 to the Company towards the aggregate purchase price. The shares were only to be issued if we did not obtain $6 million or more in debt financing within ten business days of the execution of the agreement. As a result of the Fortress Agreement the Company is required to return the $300,000 in cash previously prepaid by Mr. Beyers and the Company will not issue any securities as a result of the Share Purchase Agreement. During the year ended December 31, 2015, the Company’s Board of Directors approved the application of $100,000 of this amount towards the purchase of shares of the Company’s common stock at price per share equal to the greater of $4.60 per share or a 15% premium to the market price. As a result, on June 26, 2015, the Company sold 21,740 shares of previously unissued common stock at a price of $4.60 per share to the Chief Executive Officer. As of December 31, 2015, repayments of $100,000 have been made to the Chief Executive Officer and the remaining balance of $100,000 has been recorded as a related party loan payable.
On October 1, 2014 the Company and its wholly-owned subsidiary, Inventergy, Inc., entered into the Revenue Sharing and Note Purchase Agreement with entities affiliated with Fortress Investment Group, LLC, including a Note Purchaser (as defined below) who also serves as collateral agent (the “Collateral Agent”) and a Revenue Participant (as defined below). On February 25, 2015, the Company, Inventergy, Inc. and Fortress entered into the Amended and Restated Revenue Sharing and Note Purchase Agreement (the “Fortress Agreement”). Pursuant to the Fortress Agreement, the Company issued an aggregate of $12,199,500 in Fortress Notes to the purchasers identified in the Fortress Agreement (the “Note Purchasers”). As a result of the issuance of the Fortress Notes and the sale of the Fortress Shares (as defined below), after the payment of all purchaser-related fees and expenses relating to the issuance of the Fortress Notes and Fortress Shares, the Company received net proceeds of $11,137,753 (less issuance costs of $476,868). The Company used the net proceeds to pay off the Secured Convertible Notes and the FRB Note and for general working capital purposes. The unpaid principal amount of the Fortress Notes bears cash interest equal to LIBOR plus 7%. In addition, a 3% per annum paid-in-kind (“PIK”) interest will be paid by increasing the principal amount of the Fortress Notes by the amount of such interest. The PIK interest shall be treated as principal of the Fortress Note for all purposes of interest accrual or calculation of any premium payment.
The principal of the Fortress Notes and all unpaid interest thereon or other amounts owing hereunder shall be paid in full in cash by the Company on September 30, 2017 (the “Maturity Date”). The Company may prepay the Fortress Notes in whole or in part, generally without penalty or premium, except that any optional prepayments of the Fortress Notes prior to October 1, 2015 will be accompanied by a prepayment premium equal to 5% of the principal amount prepaid. In addition, upon the earlier of the date on which the all obligations of the Fortress Notes are paid in full, or become due the Company will pay to the Note Purchasers a termination fee equal to $853,965. This was accounted for as a discount on notes payable. As of December 31, 2015, the Company has repaid $2,147,000 of the Fortress Notes.
Upon receipt of any revenues generated from the monetization of the Patents (the “Monetization Revenue”) from the patents identified in the Fortress Agreement (the “Patents”), the Company is required to apply, towards its obligations pursuant to the Fortress Notes, 86% of the difference between (a) any revenues generated from the Monetization Revenue less (b) any litigation or licensing related third party expenses (including fees paid to the original patent owners) reasonably incurred by the Company to earn Monetization Revenue, subject to certain limits (such difference defined as “Monetization Net Revenues”). If Monetization Net Revenue is applied to outstanding principal of the Fortress Notes (defined as “Mandatory Prepayments”), such Mandatory Prepayments are not subject to the prepayment premium described above. To the extent that any obligations under the Fortress Notes are past due, including if such payments are past due as a result of an Acceleration of the Fortress Notes or certain conditions of breach or alleged breach have occurred, the percentage will increase from 86% to 100%.
In addition to the Mandatory Prepayments, the Company shall make monthly amortization payments (the “Amortization Payments”) in an amount equal to (x) the then outstanding principal amount divided by (y) the number of months left until the Maturity Date. Such Amortization Payments were originally due to commence on the last business day of October 2015, but were deferred to the last business day of November by an amendment to the Fortress Agreement (the “First Amendment”), and subsequently deferred to the last business day of January 2016 by a second amendment to the Fortress Agreement (the “Second Amendment”).
In connection with the execution of the Fortress Agreement, on October 1, 2014, the Company paid to the Note Purchasers a structuring fee equal to $385,000. This was accounted for as a discount on notes payable.
Pursuant to the Fortress Agreement, the Company granted to the purchasers identified in the Fortress Agreement (“Revenue Participants”) a right to receive a portion of the Company’s Monetization Revenues totaling $8,539,650 (unless the Revenue Participants have not received $8,539,650 by the Maturity Date, in which case the Revenue Participants have a right to receive a portion of Monetization Revenues totaling $10,369,575) (the “Revenue Stream”). The Revenue Participants will not receive any portion of the Revenue Stream until all obligations under the Fortress Notes are paid in full. Following payment in full of the Fortress Notes, the Company will pay to the Revenue Participants their proportionate share of the Monetization Net Revenues. The Revenue Participant’s proportionate share is equal to (a) 46% of Monetization Net Revenues until $5,489,775 has been paid to the Revenue Participants, (b) 31% of Monetization Net Revenues until the next $2,744,888 has been paid to the Revenue Participants and (c) 6% of Monetization Net Revenues until the remaining amount has been paid to the Revenue Participants if (a) and (b) have not been fully paid by the Maturity Date. Under the terms of the Second Amendment, should Monetization Net Revenues result from the sale of patents (a “Patent Sale”), the Revenue Participant’s proportionate share will be, following payment in full of the Fortress Notes, 75% of the next $6,666,667 of net proceeds from a Patent Sale, and 50% of remaining net proceeds until an additional $3,539,650 is paid ($5,369,575 if paid after the Maturity Date). All Revenue Stream Payments will be payable on a monthly basis in arrears. The rights of the Revenue Participants to the Revenue Stream are secured by all of the Company’s current patent assets and the Cash Collateral Account, in each case junior in priority to the rights of the Note Purchasers. In connection with the Revenue Participants’ right to receive a portion of the Company’s Monetization Revenues, the Company has recorded a net liability of $6,034,278, which represents the amount of the expected Monetization Revenues, discounted 18% over the expected life of the revenue share agreement.
As part of the Fortress Agreement, the Company and the Collateral Agent entered into a Patent License Agreement (the “Patent License Agreement”), under which the Company agreed to grant to the Collateral Agent a non-exclusive, royalty-free, and worldwide license to certain of its Patents (the “Licensed Patents”), which can only be used by the Collateral Agent following an occurrence and during the continuance of an event of default of the Fortress Agreement. When the Fortress Notes and Revenue Stream are paid in full, the Patent License Agreement will terminate.
As part of the transaction, the Company granted the Note Purchaser and Revenue Participant a first priority security interest in all of the Company’s currently owned patent assets and all proceeds thereof, as well as a general security interest in all of the assets of the Company and its subsidiaries. The Note Purchaser and Revenue Participant do not have a security interest in any future patent purchases by the Company.
Under the Fortress Agreement, the Company is required to maintain a minimum $1,000,000 in cash reserves. Failure to maintain that minimum cash balance can constitute an event of default under the Fortress Agreement. If we were to default under the Fortress Agreement and were unable to obtain a waiver for such a default, interest on the obligations would accrue at an increased rate. In the case of a default, Fortress could accelerate our obligations under the Fortress Agreement. See further, Risk Factors. On March 29, 2016, the Company and Fortress entered into an additional amendment to the Fortress Agreement (the “Third Amendment”), under which, among other terms, Amortization Payments are not required for a four-month period and will re-commence on the last business day of June 2016, and the requirement to maintain a minimum in cash reserves is reduced from $1,000,000 to $200,000 for the same four-month period, increasing to $1,000,000 effective July 1, 2016. See Note 12, “Subsequent Events” for additional information.
Future debt payments owed under the Fortress Agreement are as follows:

Years ending December 31:
2016	$6,157,893
2017	4,614,473
Total	$10,772,366

Unregistered Sales of Equity Securities

In connection with the execution of the Fortress Agreement, the Company issued 50,000 shares of its common stock at $20.00 per share to the Revenue Participant for an aggregate purchase price of $1,000,000. The Fortress Shares were issued pursuant to a subscription agreement dated October 1, 2014. The shares were issued by the Company under the exemption from registration afforded by Section 4(a)(2) of the Securities Act and Regulation D promulgated thereunder, as they were issued to accredited investors, without a view to distribution, and were not issued through any general solicitation or advertisement. In addition, the Company issued to Fortress seven-year warrants for the purchase of 50,000 shares of common stock at an exercise price of $11.40 per share. As part of the Second Amendment, the exercise price of these warrants was changed to $2.54 per share.
In connection with the closing of the transactions contemplated by the Fortress Agreement, the Company paid a closing fee of $330,000. As discussed in Note 7, the Company also issued a five-year warrant to purchase 24,750 shares of common stock at an exercise price of $20.00 to National Securities Corporation, who acted as advisor to the Company with respect to the transaction. The warrant meets the requirements to be accounted for as an equity warrant. The Company estimated the fair value of the warrant to be $153,759, using the Black-Scholes option pricing model. The fair value of the warrant as of November 1, 2014 was estimated using the following assumptions:

Expected volatility	60%
Risk free rate	1.62%
Dividend yield	0%
Expected term (in years)	5.00
The assumptions utilized were derived in a similar manner as discussed in Note 7 related to the fair value of stock options.